Equity Based Compensation Equity Based Compensation (Unrecognized compensation costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Unrecognized compensation cost	$ 3,826
Nonvested stock [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Unrecognized compensation cost	1,058
Weighted average remaining period of expense recognition (in years)	2 years 1 month 6 days
Stock options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Unrecognized compensation cost	2,655
Weighted average remaining period of expense recognition (in years)	2 years 9 months 18 days
Restricted stock units [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Unrecognized compensation cost	$ 113
Weighted average remaining period of expense recognition (in years)	1 year 7 months 6 days